ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Variable Account - 11 (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Nationwide Variable Account - 11 (“Registrant”)
File No. 811-10591
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
Federated Insurance Series - Federated Fund for U.S. Government Securities II	0000912577
Federated Insurance Series - Federated Fund for U.S. Government Securities II	0000912577
Federated Insurance Series - Federated Government Money Fund II: Service Shares	0000912577
Federated Insurance Series - Federated Government Money Fund II: Service Shares	0000912577
Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.